INCOME TAXES - Reconciliation Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 1,025	$ 1,002	$ 654
Additions based on tax positions related to the current year	79	66	361
Additions for tax positions of prior years	121	171	63
Reductions for tax positions of prior years	(129)	(209)	(58)
Lapse of statute of limitations	(169)	(5)	(18)
Balance, end of year	$ 927	$ 1,025	$ 1,002